SEGMENT INFORMATION (Schedule of Depreciation and Amortisation by Geographical Area) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of disaggregation of revenue from contracts with customers [line items]
Depreciation	$ 675	$ 830	$ 1,405
Amortisation	1,190	945	889
Ireland [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Depreciation	160	162	123
Amortisation	770	458	89
America [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Depreciation	515	668	1,282
Amortisation	$ 420	$ 487	$ 800